Changes in Accounting Policies (Details) - Schedule of statements of income (loss) and the statements of comprehensive income (loss) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 $ / shares
Schedule Of Statements Of Income Loss And The Statements Of Comprehensive Income Loss Abstract
Operating expenses	$ 2,895		$ 758
Amortization	(158)
Foreign currency translation adjustments	$ 11
Net income (loss) per common share attributable to Telesat Corporation shareholders – Basic (in Dollars per share) | $ / shares		$ (0.05)		$ (0.01)
Net income (loss) per common share attributable to Telesat Corporation shareholders – Diluted (in Dollars per share) | $ / shares		$ (0.05)		$ (0.01)